UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund Schedule of Investments February 28, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	3.160%	3/7/2006 LOC	15,000	15,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	3.180%	3/7/2006 LOC	10,800	10,800
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	3.130%	3/7/2006 LOC	35,500	35,500
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.290%	3/7/2006 (1)	9,210	9,210
Alameda-Contra Costa CA School Financing Auth. (Capital Improvement Financing Pooled Project) COP VRDO	3.180%	3/7/2006 LOC	2,190	2,190
1 Alvord CA USD TOB VRDO	3.220%	3/7/2006 (1)	4,020	4,020
1 Alvord CA USD TOB VRDO	3.220%	3/7/2006 (1)	15,570	15,570
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease COP VRDO	3.130%	3/7/2006 (2)	11,880	11,880
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.120%	3/7/2006 (10)	8,350	8,350
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.130%	3/7/2006 (10)	30,000	30,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.140%	3/7/2006 (2)	54,000	54,000
1 Cabrillo CA Community College Dist. Rev. TOB VRDO	3.210%	3/7/2006 (1)	2,665	2,665
California Community College Financing Auth. TRAN	4.000%	6/30/2006 (4)	25,000	25,112
1 California Dept. of Veteran Affairs Rev. TOB VRDO	3.260%	3/7/2006	9,375	9,375
California Dept. of Veteran Affairs VRDO	3.120%	3/7/2006	16,855	16,855
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.210%	3/7/2006 (1)	3,395	3,395
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.210%	3/7/2006	16,435	16,435
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.220%	3/7/2006 (1)	7,440	7,440
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.220%	3/7/2006 (3)	16,920	16,920
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.210%	3/7/2006	13,000	13,000
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.210%	3/7/2006	8,415	8,415
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.210%	3/7/2006	5,640	5,640
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.150%	3/7/2006	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.070%	3/7/2006	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.070%	3/7/2006	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.070%	3/7/2006	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	3.150%	3/7/2006 LOC	6,100	6,100
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	3.210%	3/7/2006	15,800	15,800
California GO CP	3.040%	3/1/2006	50,000	50,000
California GO CP	3.000%	3/3/2006	9,050	9,050
California GO CP	3.100%	3/7/2006	8,500	8,500
California GO CP	3.080%	5/1/2006	37,500	37,500
1 California GO TOB VRDO	3.210%	3/7/2006 (2)	5,220	5,220
1 California GO TOB VRDO	3.210%	3/7/2006 (1)	5,320	5,320
1 California GO TOB VRDO	3.210%	3/7/2006 (1)	5,250	5,250
1 California GO TOB VRDO	3.210%	3/7/2006 (3)	9,900	9,900
1 California GO TOB VRDO	3.210%	3/7/2006 (2)	14,005	14,005
1 California GO TOB VRDO	3.210%	3/7/2006 (2)	3,480	3,480
1 California GO TOB VRDO	3.210%	3/7/2006 (2)	3,060	3,060
1 California GO TOB VRDO	3.210%	3/7/2006 (2)	4,310	4,310
1 California GO TOB VRDO	3.210%	3/7/2006 (10)	23,905	23,905
1 California GO TOB VRDO	3.210%	3/7/2006 (4)	24,380	24,380
1 California GO TOB VRDO	3.220%	3/7/2006 (2)	5,000	5,000
1 California GO TOB VRDO	3.230%	3/7/2006 (10)	4,995	4,995
California GO VRDO	2.870%	3/1/2006 LOC	2,665	2,665
California GO VRDO	2.940%	3/1/2006 LOC	9,000	9,000
California GO VRDO	3.190%	3/7/2006 LOC	25,600	25,600
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.100%	3/7/2006 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.180%	3/7/2006 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.150%	3/7/2006 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.180%	3/7/2006 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.190%	3/7/2006 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	3.170%	3/7/2006	62,155	62,155
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.150%	3/7/2006 LOC	8,075	8,075
1 California Housing Finance Agency Auth. TOB VRDO	3.250%	3/7/2006	3,995	3,995
1 California Housing Finance Agency Auth. TOB VRDO	3.250%	3/7/2006	50,000	50,000
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.220%	3/7/2006	9,275	9,275
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.250%	3/7/2006	8,080	8,080
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.250%	3/7/2006	6,345	6,345
California Housing Finance Agency Home Mortgage Rev. VRDO	2.970%	3/1/2006	23,700	23,700
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	3/1/2006	42,000	42,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	3/1/2006 (2)	19,100	19,100
California Housing Finance Agency Home Mortgage Rev. VRDO	3.190%	3/7/2006 (4)	23,700	23,700
California Housing Finance Agency Home Mortgage Rev. VRDO	3.200%	3/7/2006 (4)	4,000	4,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.200%	3/7/2006 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.200%	3/7/2006	55,730	55,730
California Housing Finance Agency Home Mortgage Rev. VRDO	3.250%	3/7/2006	65,000	65,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.250%	3/7/2006	39,000	39,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.250%	3/7/2006	16,605	16,605
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.250%	3/7/2006	20,000	20,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.250%	3/7/2006	9,995	9,995
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.190%	3/7/2006 (2)	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.200%	3/7/2006	25,000	25,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.230%	3/7/2006	41,700	41,700
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.230%	3/7/2006	50,000	50,000
1 California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll) TOB VRDO	3.210%	3/7/2006 (2)	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator) VRDO	3.190%	3/7/2006 (2)	20,900	20,900
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.170%	8/2/2006	65,000	65,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.170%	8/2/2006	27,000	27,000
1 California Public Works Board Lease Rev. (Dept. of Corrections) TOB VRDO	3.210%	3/7/2006 (2)	5,155	5,155
1 California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	3.210%	3/7/2006 (3)	4,850	4,850
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.210%	3/7/2006 (1)	5,345	5,345
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.220%	3/7/2006 (1)	12,720	12,720
California RAN	4.500%	6/30/2006	68,000	68,333
California School Cash Reserve Program Auth. Pool TRAN	4.000%	7/6/2006 (2)	23,000	23,110
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.190%	3/7/2006 (2)	27,155	27,155
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.210%	3/7/2006 (10)	26,095	26,095
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.210%	3/7/2006 (10)	5,735	5,735
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.220%	3/7/2006 (4)	15,250	15,250
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	11,100	11,100
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	4,200	4,200
California State Dept. of Water Resources Power Supply Rev. VRDO	3.100%	3/7/2006 LOC	19,000	19,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.150%	3/7/2006 (4)	18,500	18,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.180%	3/7/2006 LOC	57,000	57,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.220%	3/7/2006 LOC	24,100	24,100
California State Dept. of Water Resources Power Supply Rev. VRDO	3.220%	3/7/2006 (3)	184,500	184,500
1 California State Econ. Recovery Bonds TOB VRDO	3.210%	3/7/2006	5,060	5,060
1 California State Econ. Recovery Bonds TOB VRDO	3.210%	3/7/2006 (3)	6,695	6,695
California State Econ. Recovery Bonds VRDO	2.900%	3/1/2006 LOC	14,600	14,600
California State Econ. Recovery Bonds VRDO	2.940%	3/1/2006	22,300	22,300
California State Econ. Recovery Bonds VRDO	2.940%	3/1/2006 LOC	10,750	10,750
California State Econ. Recovery Bonds VRDO	2.940%	3/1/2006 LOC	8,200	8,200
California State Econ. Recovery Bonds VRDO	3.150%	3/7/2006 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.150%	3/7/2006 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	3.150%	3/7/2006 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	3.170%	3/7/2006 LOC	34,800	34,800
California State Econ. Recovery Bonds VRDO	3.170%	3/7/2006 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	3.190%	3/7/2006 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.190%	3/7/2006 (10)	16,000	16,000
1 California State Univ. TOB VRDO	3.210%	3/7/2006 (2)	33,060	33,060
1 California State Univ. TOB VRDO	3.210%	3/7/2006 (2)	5,305	5,305
1 California State Univ. TOB VRDO	3.210%	3/7/2006 (1)	38,000	38,000
1 California State Univ. TOB VRDO	3.210%	3/7/2006 (1)	19,925	19,925
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	3.240%	3/7/2006 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	3.240%	3/7/2006 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.130%	3/7/2006 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.130%	3/7/2006 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.180%	3/7/2006	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.190%	3/7/2006	26,800	26,800
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	3.130%	3/7/2006 (3)	26,125	26,125
California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	3.160%	3/7/2006 LOC	18,415	18,415
California Transp. Bay Area Bridge Seismic Retrofit CP	3.050%	3/2/2006 LOC	6,000	6,000
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	3.200%	3/7/2006 LOC	32,500	32,500
1 Contra Costa CA Water Dist. Rev. TOB VRDO	3.220%	3/7/2006 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	3.130%	3/9/2006 LOC	8,450	8,450
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	3.180%	4/4/2006 LOC	41,550	41,550
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.950%	3/9/2006	30,700	30,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.050%	3/9/2006	15,800	15,800
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.050%	3/9/2006	2,000	2,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.110%	3/9/2006	46,500	46,500
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.130%	3/9/2006	13,400	13,400
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.120%	4/13/2006	37,000	37,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.100%	3/7/2006 (10)	13,300	13,300
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.120%	3/7/2006 (10)	15,000	15,000
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.210%	3/7/2006 (1)	19,800	19,800
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.100%	3/7/2006 (10)	24,270	24,270
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.120%	3/7/2006 (4)	46,160	46,160
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.120%	3/7/2006 (10)	30,000	30,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.130%	3/7/2006 (10)	14,000	14,000
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.210%	3/7/2006 (2)	5,315	5,315
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.210%	3/7/2006 (2)	1,995	1,995
Fresno CA Sewer Rev. VRDO	3.150%	3/7/2006 (3)	28,000	28,000
Grant CA Joint Union High School Dist VRDO	3.150%	3/7/2006 (4)	15,000	15,000
Irvine CA Ranch Water Dist. Rev. VRDO	2.900%	3/1/2006 LOC	3,000	3,000
Kern County CA TRAN	4.000%	6/30/2006	20,000	20,049
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (3)	6,710	6,710
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	1,815	1,815
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	8,200	8,200
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	5,470	5,470
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	2,565	2,565
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (3)	3,330	3,330
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	5,210	5,210
1 Long Beach CA Harbor Rev. TOB VRDO	3.230%	3/7/2006 (1)	3,000	3,000
1 Long Beach CA Harbor Rev. TOB VRDO	3.270%	3/7/2006 (1)	16,405	16,405
Long Beach CA Harbor Rev. VRDO	3.200%	3/7/2006 (1)	24,430	24,430
Long Beach CA Water Rev. CP	3.150%	3/7/2006	6,000	6,000
1 Los Angeles CA Community College Dist. GO TOB VRDO	3.210%	3/7/2006 (4)	5,375	5,375
1 Los Angeles CA Community College Dist. GO TOB VRDO	3.210%	3/7/2006 (4)	4,970	4,970
1 Los Angeles CA Community College Dist. GO TOB VRDO	3.210%	3/7/2006 (4)	5,290	5,290
Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Metro. Lofts Apartments) VRDO	3.270%	3/7/2006 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	3.120%	3/7/2006 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.130%	3/7/2006 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	3.100%	3/7/2006	10,000	10,000
Los Angeles CA Dept. of Water & Power Rev. CP	3.130%	3/9/2006	15,000	15,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2006 (2)	16,800	16,800
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2006 (1)	8,350	8,350
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2006 (2)	17,555	17,555
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2006 (4)	25,000	25,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.210%	3/7/2006 (4)	13,000	13,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	3/1/2006	2,650	2,650
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.120%	3/7/2006	22,725	22,725
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.120%	3/7/2006	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.150%	3/7/2006	30,100	30,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.150%	3/7/2006	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.150%	3/7/2006	37,100	37,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.180%	3/7/2006	13,100	13,100
1 Los Angeles CA Dept. of Water & Power Rev. VRDO	3.210%	3/7/2006 (2)	11,700	11,700
Los Angeles CA Harbor Dept. CP	3.150%	3/9/2006	21,606	21,606
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.220%	3/7/2006 LOC	23,600	23,600
1 Los Angeles CA TOB VRDO	3.220%	3/7/2006 (1)	5,250	5,250
Los Angeles CA TRAN	4.000%	6/30/2006	75,000	75,284
Los Angeles CA USD COP VRDO	3.170%	3/7/2006 (2)	10,000	10,000
1 Los Angeles CA USD GO TOB VRDO	3.210%	3/7/2006 (3)	14,565	14,565
1 Los Angeles CA USD GO TOB VRDO	3.210%	3/7/2006 (3)	51,975	51,975
1 Los Angeles CA USD GO TOB VRDO	3.210%	3/7/2006 (4)	6,410	6,410
1 Los Angeles CA USD GO TOB VRDO	3.210%	3/7/2006 (1)	4,900	4,900
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (3)	8,405	8,405
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (1)(3)	5,250	5,250
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (3)	11,120	11,120
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (2)	5,000	5,000
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (1)	5,355	5,355
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (4)	14,930	14,930
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (4)	6,435	6,435
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (3)	3,245	3,245
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (1)	5,955	5,955
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (3)	8,150	8,150
1 Los Angeles CA USD GO TOB VRDO	3.220%	3/7/2006 (1)	46,010	46,010
1 Los Angeles CA USD TOB VRDO	3.210%	3/7/2006 (4)	12,865	12,865
1 Los Angeles CA USD TOB VRDO	3.220%	3/7/2006 (3)	5,270	5,270
Los Angeles CA USD TRAN	4.250%	10/18/2006	25,000	25,207
Los Angeles CA USD TRAN	4.500%	10/18/2006	50,000	50,491
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.210%	3/7/2006 (4)	8,665	8,665
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.210%	3/7/2006 (4)	32,750	32,750
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.210%	3/7/2006 (1)	25,000	25,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.210%	3/7/2006 (1)	29,035	29,035
Los Angeles CA Wastewater System Rev. VRDO	3.150%	3/7/2006 (3)	25,000	25,000
Los Angeles CA Wastewater System Rev. VRDO	3.170%	3/7/2006 (3)	23,000	23,000
Los Angeles Cnty. CA Housing Auth. Multifamily Housing Rev. VRDO	3.200%	3/7/2006 LOC	6,390	6,390
Los Angeles County CA Metro. Transp. Auth. CP	2.980%	3/8/2006 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.210%	3/7/2006 (1)	24,750	24,750
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.210%	3/7/2006 (1)	9,565	9,565
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.130%	3/7/2006 (3)	36,000	36,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.150%	3/7/2006 (1)	69,215	69,215
Los Angeles County CA Pension Obligations VRDO	3.130%	3/7/2006 (2)	20,305	20,305
Los Angeles County CA Pension Obligations VRDO	3.130%	3/7/2006 (2)	9,200	9,200
Los Angeles County CA TRAN	4.000%	6/30/2006	72,420	72,736
Manteca CA Redev. Agency Tax Allocation Rev. VRDO	2.950%	3/1/2006 (10)	5,000	5,000
Metro. Water Dist. of Southern California Rev. VRDO	2.840%	3/1/2006	4,300	4,300
Metro. Water Dist. of Southern California Rev. VRDO	3.050%	3/7/2006	19,900	19,900
Metro. Water Dist. of Southern California Rev. VRDO	3.120%	3/7/2006	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.120%	3/7/2006	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.120%	3/7/2006	5,295	5,295
Metro. Water Dist. of Southern California Rev. VRDO	3.120%	3/7/2006	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	3.120%	3/7/2006	18,300	18,299
Metro. Water Dist. of Southern California Rev. VRDO	3.130%	3/7/2006	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.150%	3/7/2006	10,400	10,400
Metro. Water Dist. of Southern California Rev. VRDO	3.150%	3/7/2006	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.160%	3/7/2006	34,800	34,800
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	3.190%	3/7/2006 LOC	29,000	29,000
1 Modesto CA Irrigation Dist. COP TOB VRDO	3.220%	3/7/2006 (4)	4,900	4,900
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.920%	3/1/2006	11,400	11,400
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.920%	3/1/2006	1,730	1,730
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.920%	3/1/2006	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.110%	3/7/2006	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.110%	3/7/2006	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	3.190%	3/7/2006 (1)	34,250	34,250
1 Oakland CA Sewer Rev. TOB VRDO	3.210%	3/7/2006 (4)	2,445	2,445
Oakland CA TRAN	4.000%	7/17/2006	25,000	25,125
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	3.170%	3/7/2006 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	3.160%	3/7/2006 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	3.150%	3/7/2006 (2)	36,945	36,945
Orange County CA Water Dist. COP VRDO	3.130%	3/7/2006	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.190%	3/7/2006 LOC	9,900	9,900
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	3.150%	3/7/2006 (2)	38,000	38,000
Port of Oakland CA CP	3.200%	5/9/2006 LOC	29,000	29,000
1 Port of Oakland CA Rev. TOB VRDO	3.210%	3/7/2006 (3)	5,795	5,795
1 Port of Oakland CA Rev. TOB VRDO	3.220%	3/7/2006 (3)	3,803	3,803
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	4,730	4,730
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	5,450	5,450
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	5,275	5,275
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	2,785	2,785
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	2,635	2,635
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	2,655	2,655
1 Port of Oakland CA Rev. TOB VRDO	3.230%	3/7/2006 (3)	4,675	4,675
1 Riverside County CA (Election 2003) TOB VRDO	3.220%	3/7/2006 (10)	5,210	5,210
1 Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	3.210%	3/7/2006 (2)	7,530	7,530
1 Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	3.210%	3/7/2006 (2)	6,435	6,435
1 Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	3.220%	3/7/2006 (1)	14,900	14,900
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.210%	3/7/2006 (1)	2,495	2,495
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.210%	3/7/2006 (1)	2,090	2,090
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.210%	3/7/2006 (3)	12,000	12,000
Sacramento County CA (Administration Center & Courthouse) VRDO	3.150%	3/7/2006 LOC	29,740	29,740
Sacramento County CA Housing Auth. Multifamily Housing Rev. (Stonebridge Apartments) VRDO	3.150%	3/7/2006 LOC	5,700	5,700
Sacramento County CA TRAN	4.000%	7/10/2006	15,630	15,702
1 San Diego CA Community College Dist. GO TOB VRDO	3.210%	3/7/2006 (4)	37,985	37,985
1 San Diego CA Community College Dist. GO TOB VRDO	3.220%	3/7/2006 (4)	10,350	10,350
San Diego CA County & School Dist. TRAN	4.000%	7/14/2006	80,000	80,413
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	3.240%	3/7/2006 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.210%	3/7/2006 (4)	6,910	6,910
1 San Diego CA USD TOB VRDO	3.210%	3/7/2006 (3)	2,465	2,465
1 San Diego CA USD TOB VRDO	3.210%	3/7/2006 (4)	8,595	8,595
1 San Diego CA USD TOB VRDO	3.220%	3/7/2006 (3)	5,635	5,635
1 San Diego CA USD TOB VRDO	3.220%	3/7/2006 (3)	3,135	3,135
San Diego CA USD TRAN	4.000%	7/24/2006	50,000	50,266
1 San Diego County CA COP TOB VRDO	3.210%	3/7/2006 (2)	6,270	6,270
San Diego County CA Teeter Obligation CP	3.150%	3/9/2006 LOC	17,190	17,190
San Diego County CA Water Auth. CP	3.110%	3/6/2006	31,100	31,100
San Diego County CA Water Auth. CP	3.200%	4/4/2006	5,000	5,000
1 San Diego County CA Water Auth. Rev. COP TOB VRDO	3.220%	3/7/2006 (4)	8,320	8,320
1 San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	3.220%	3/7/2006 (3)	2,745	2,745
San Francisco CA City & County (Laguna Honda Hosp.) VRDO	3.120%	3/7/2006 (1)	6,000	6,000
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	3.120%	3/7/2006 (2)	45,800	45,800
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.220%	3/7/2006 (3)	10,130	10,130
San Francisco CA City & County International Airport Rev. VRDO	3.200%	3/7/2006 (10)	30,000	30,000
San Francisco CA City & County International Airport Rev. VRDO	3.200%	3/7/2006 (10)	20,000	20,000
San Francisco CA City & County International Airport Rev. VRDO	3.200%	3/7/2006 (10)	20,000	20,000
San Francisco CA City & County International Airport Rev. VRDO	3.210%	3/7/2006 (10)	60,900	60,900
San Francisco CA City & County International Airport Rev. VRDO	3.240%	3/7/2006 (10)	20,000	20,000
San Francisco CA City & County International Airport Rev. VRDO	3.240%	3/7/2006 (10)	10,700	10,700
1 San Francisco CA City & County Public Util. TOB VRDO	3.220%	3/7/2006 (1)	8,590	8,590
1 San Francisco CA City & County TOB VRDO	3.210%	3/7/2006 (1)	4,305	4,305
1 San Francisco CA City & County USD TOB VRDO	3.210%	3/7/2006 (4)	2,760	2,760
1 San Francisco CA City & County USD TOB VRDO	3.210%	3/7/2006 (4)	2,645	2,645
San Francisco CA Public Util. Comm. CP	3.210%	3/30/2006 LOC	17,000	17,000
San Francisco CA USD TRAN	4.500%	11/21/2006	75,000	75,692
San Francisco County CA Transp. Auth. CP	2.950%	3/9/2006	10,250	10,250
San Jose CA Financing Auth. Lease Rev. CP	3.200%	4/3/2006 LOC	17,415	17,415
San Jose CA Financing Auth. Lease Rev. VRDO	3.230%	3/7/2006 (10)	12,700	12,700
1 San Jose CA Redev. Agency TOB VRDO	3.220%	3/7/2006 (1)	5,345	5,345
San Jose CA Redev. Agency VRDO	3.200%	3/7/2006 LOC	10,000	10,000
San Jose CA Redev. Agency VRDO	3.210%	3/7/2006 LOC	16,500	16,500
1 San Jose CA USD GO TOB VRDO	3.210%	3/7/2006 (3)	5,445	5,445
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	3.130%	3/7/2006 (4)	13,200	13,200
1 San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	3.220%	3/7/2006 (2)	6,375	6,375
1 San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	3.220%	3/7/2006 (2)	6,450	6,450
1 San Ramon Valley CA USD GO TOB VRDO	3.220%	3/7/2006 (4)	5,195	5,195
1 San Ramon Valley CA USD GO TOB VRDO	3.220%	3/7/2006 (4)	3,375	3,375
Santa Rosa CA Waste Water Rev. VRDO	3.170%	3/7/2006 LOC	14,000	14,000
1 Saugus CA USD TOB VRDO	3.220%	3/7/2006 (4)	4,870	4,870
Sonoma County CA TRAN	4.250%	10/16/2006	44,400	44,764
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.250%	3/7/2006	62,695	62,695
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	3.200%	3/7/2006	21,000	21,000
Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	3.130%	3/7/2006 (2)	18,870	18,870
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.150%	3/7/2006 (4)	52,165	52,165
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.150%	3/7/2006 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.150%	3/7/2006 (4)	6,595	6,595
Univ. of California Regents CP	3.120%	3/14/2006	21,500	21,500
Univ. of California Regents CP	2.930%	3/15/2006	12,700	12,700
Univ. of California Regents CP	3.120%	3/6/2006	20,000	20,000
Univ. of California Regents CP	3.100%	3/7/2006	13,100	13,100
Univ. of California Regents CP	3.120%	3/8/2006	16,600	16,600
Univ. of California Regents CP	3.130%	3/8/2006	37,100	37,100
Univ. of California Regents CP	3.150%	4/6/2006	5,000	5,000
1 Univ. of California Rev. TOB VRDO	3.180%	3/7/2006 (4)	7,000	7,000
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (4)	2,620	2,620
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (2)	20,100	20,100
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (2)	11,700	11,700
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (2)	2,450	2,450
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (3)	3,015	3,015
1 Univ. of California Rev. TOB VRDO	3.210%	3/7/2006 (4)	20,000	20,000
1 Univ. of California Rev. TOB VRDO	3.220%	3/7/2006 (2)	11,425	11,425
Ventura County CA TRAN	4.000%	7/3/2006	50,000	50,244
1 Vista CA USD GO TOB VRDO	3.220%	3/7/2006 (4)	4,400	4,400
1 West Contra Costa CA USD TOB VRDO	3.290%	3/7/2006 (3)	9,960	9,960
1 Westlands CA Water Dist. COP TOB VRDO	3.220%	3/7/2006 (1)	12,600	12,600
1 Yosemite CA Community College Dist. TOB VRDO	3.210%	3/7/2006 (3)	11,680	11,680
Outside California:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)(4)	7,970	7,970
1 Puerto Rico GO TOB VRDO	3.170%	3/7/2006 (4)	16,680	16,680
1 Puerto Rico GO TOB VRDO	3.170%	3/7/2006 (1)	24,995	24,995
1 Puerto Rico GO TOB VRDO	3.190%	3/7/2006 (3)	14,655	14,655
1 Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/2006 LOC	11,000	11,000
1 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.170%	3/7/2006	20,700	20,700
1 Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	3.190%	3/7/2006 (10)	5,030	5,030
Puerto Rico TRAN	4.500%	7/28/2006 LOC	18,000	18,092

Total Municipal Bonds (Cost $6,425,783)				6,425,783

Other Assets and Liabilities—Net (1.0%)				63,418

Net Assets (100%)				6,489,201

1Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $1,720,968,000, representing 26.5% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard California Long-Term Tax-Exempt Fund Schedule of Investments February 28, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2029 (2)	3,000	3,276
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/2026	1,000	1,049
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,326
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2017 (1)	5,000	5,308
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2018 (1)	2,000	2,123
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	15,000	4,911
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2036 (1)	20,000	4,843
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,543
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,726
Anaheim CA Convention Center COP	0.000%	8/1/2006 (1)	3,125	3,082
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/2021 (1)	3,390	3,605
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2028 (1)	2,250	820
California County CA Securitization Agency TOB Convertible Bonds Assets	0.000%	6/1/2028	7,500	5,878
California County CA Securitization Agency TOB Convertible Bonds Assets	0.000%	6/1/2036	7,500	5,856
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	2,215	2,223
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	1,965
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	2,108
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/2007 (1)(Prere.)	11,565	12,213
California GO	5.250%	10/1/2006 (3)(Prere.)	12,725	12,997
California GO	6.250%	9/1/2012 (3)	9,000	10,363
California GO	7.000%	11/1/2013 (3)	65	66
California GO	5.250%	10/1/2014 (3)	2,885	2,944
California GO	5.400%	12/1/2016 (4)	1,000	1,050
California GO	6.000%	8/1/2019 (3)	210	212
California GO	5.250%	2/1/2023 (1)	11,455	13,081
California GO	5.125%	2/1/2026	15,325	16,187
California GO	5.125%	2/1/2027	10,000	10,521
California GO	5.000%	6/1/2034	40,000	41,461
California GO VRDO	2.910%	3/1/2006 LOC	1,200	1,200
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	10,668
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2006 (1)(Prere.)	6,010	6,184
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2015 (2)	500	511
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2017 (1)	21,890	22,517
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	767
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,206
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2034	10,000	10,208
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2008 (1)(Prere.)	5,000	5,245
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/2027 (2)	5,000	5,141
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III)	5.375%	8/1/2028	1,480	1,509
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/2007 (1)(Prere.)	6,245	6,455
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,152
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,597
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/2034	20,040	20,696
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/2031	7,610	8,036
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/2031	5,500	5,852
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	28,388
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/2026 (2)	4,750	5,059
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.900%	3/1/2006 (2)	2,800	2,800
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	10,000	10,613
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	3,000	3,247
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	5,260	5,693
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2015 (2)	4,000	4,361
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/2016 (2)	5,500	6,126
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625%	11/1/2016 (1)	3,200	3,311
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2017	6,000	6,438
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	36,359
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	14,943
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	16,357
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/2009 (1)(Prere.)	7,885	8,610
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,936
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2017 (2)	10,250	10,572
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	7.000%	9/1/2029	320	322
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	6.350%	12/1/2029	405	407
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/2012 (Prere.)	20,000	21,866
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	18,000	20,356
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	13,600	13,600
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	11,500	11,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.030%	3/1/2006 LOC	4,800	4,800
California State Dept. of Water Resources Power Supply Rev. VRDO	3.150%	3/7/2006 (4)	3,300	3,300
California State Econ. Recovery Bonds	5.250%	7/1/2014	24,000	26,521
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	38,143
California State Econ. Recovery Bonds VRDO	2.900%	3/1/2006 LOC	32,270	32,270
California State Econ. Recovery Bonds VRDO	2.910%	3/1/2006	2,400	2,400
California State Econ. Recovery Bonds VRDO	2.940%	3/1/2006	7,150	7,150
California State Univ. Rev. & Colleges Housing System Rev	5.625%	11/1/2009 (3)(Prere.)	6,920	7,539
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,493
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	5,209
California State Univ. Rev. Systemwide	5.000%	11/1/2021 (2)	17,215	18,471
1 California State Univ. TOB VRDO	3.210%	3/7/2006 (1)	4,420	4,420
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2035	14,500	14,806
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2030	5,000	5,190
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2035	5,250	5,442
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2039	5,000	5,029
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	6,052
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,330
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	7,000	7,231
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/2032	18,250	19,165
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/2006	20,390	20,422
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/2030 (2)	8,000	8,279
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2023	20,000	22,200
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/2034	10,885	11,498
Capistrano CA Unified Public Schools Rev	5.700%	9/1/2016 (2)	10,000	10,312
Central Coast California Water Auth. Rev	5.000%	10/1/2016 (2)	6,850	7,049
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	3,325	3,637
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	1,000	1,094
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,561
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	6,721
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,500	6,659
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,713
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,891
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,860
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	2,399
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	3,049
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	2,766
Contra Costa CA Water Dist. Rev	5.000%	10/1/2017 (4)	7,015	7,514
Culver City CA Wastewater Fac. Rev	5.700%	9/1/2029 (3)	5,000	5,425
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2018	4,000	4,190
Eastern California Muni. Water. Dist. Water & Sewer Rev	6.750%	7/1/2012 (3)	8,500	9,859
Escondido CA Union High School Dist	0.000%	11/1/2020 (1)	4,000	2,106
Evergreen CA School Dist. GO	5.625%	9/1/2008 (3)(Prere.)	6,300	6,702
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2029 (2)	9,450	9,942
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	13,450
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/2016 (1)	8,400	8,901
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/2019 (1)	5,200	5,518
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2026	10,000	8,806
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	15,000	13,937
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2033	10,000	2,118
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2034	10,000	1,990
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/2040 (1)	12,000	13,017
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,852
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	1,863
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,843
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,653
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	1,001
Fresno CA Airport Rev	5.500%	7/1/2030 (4)	1,500	1,614
Fullerton Univ. California Rev	5.700%	7/1/2020 (1)	2,165	2,367
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2010 (Prere.)	25,000	26,800
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,542
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,775
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,735	1,888
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	2,370	2,580
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,550	1,687
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,462
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,779
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,555
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2030 (2)	19,175	20,152
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2034 (2)	16,000	16,756
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,776
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	1,986
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,218
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,570	1,730
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,775	1,956
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	2,000	2,204
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,890	2,083
Loma Linda California Hosp. Rev. Loma Linda Univ	5.000%	12/1/2020	6,155	6,391
Loma Linda California Hosp. Rev. Loma Linda Univ	5.000%	12/1/2021	2,500	2,590
Long Beach CA Finance Auth. Lease Rev	5.500%	8/1/2026 (2)	7,570	8,910
Long Beach CA Finance Auth. Lease Rev	5.500%	8/1/2031 (2)	4,015	4,769
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	4,031
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	5,109
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2020 (2)	5,500	5,811
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,381
Long Beach CA Harbor Rev	6.000%	5/15/2011 (3)	3,695	4,081
Long Beach CA Harbor Rev	5.000%	5/15/2017 (3)	3,655	3,940
Long Beach CA Harbor Rev	6.000%	5/15/2017 (3)	1,200	1,380
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	8,810	9,672
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/2017 (3)	6,800	7,337
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2018 (1)(ETM)	11,600	12,161
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2019	6,730	6,756
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2021 (4)	2,830	3,022
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2025 (4)	20,000	21,304
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2035 (4)	12,500	13,186
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2036 (3)	2,925	3,033
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2017 (2)	3,095	3,318
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2019 (2)	5,975	6,405
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2020 (2)	9,455	10,135
Los Angeles CA USD GO	6.000%	7/1/2010 (3)	5,250	5,790
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	13,980
Los Angeles CA USD GO	5.000%	7/1/2026 (2)	8,745	9,349
Los Angeles CA USD GO	5.000%	7/1/2027 (2)	11,280	12,030
Los Angeles CA USD GO	5.000%	7/1/2030 (3)	7,500	7,973
Los Angeles CA Wastewater System Rev	6.000%	6/1/2021 (3)	4,000	4,902
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	7,700	7,971
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	2,710	2,805
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2016 (1)	4,790	4,950
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2019 (4)	6,170	6,497
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2007 (1)(Prere.)	5,500	5,697
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	2,905	3,031
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/2007 (2)(Prere.)	16,000	16,646
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/2010 (2)(Prere.)	4,700	5,050
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	1,595	1,658
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2016 (1)	3,040	3,141
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2018 (4)	2,700	3,019
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2021 (1)	6,460	6,929
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2022 (1)	6,790	7,266
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2023 (1)	4,000	4,267
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2024 (1)	4,000	4,254
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2025 (1)	2,165	2,295
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)	1,000	707
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,091
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008 (ETM)	2,000	2,204
Metro. Water Dist. of Southern California Rev. VRDO	2.840%	3/1/2006	2,800	2,800
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,404
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,848
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	1,889
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,302
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2011 (2)(ETM)	8,125	8,886
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	12,601
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,085
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,135
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,194
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,199
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,263
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,720	3,020
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,860	3,175
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,010	3,342
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,170	3,520
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,335	3,703
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,000	2,221
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	8,000	8,976
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	35,530	42,631
MSR California Public Power Agency Rev. (San Juan Project) VRDO	2.920%	3/1/2006 (1)	8,600	8,600
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,304
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	4,143
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,576
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,370
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,431
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,543
North City West CA School Fac. Finance Auth	6.000%	9/1/2019 (4)	2,000	2,066
North Orange County CA Community College Dist. GO	5.375%	8/1/2012 (1)(Prere.)	5,080	5,617
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	12,183
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,458
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	5,980
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2027	2,380	2,473
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2033	3,730	3,865
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,359
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,426
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,575
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,742
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,914
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2018	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2019	895	916
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2020	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,562
Palomar Pomerado Health System California Rev	5.375%	11/1/2011 (1)	3,865	4,115
Palomar Pomerado Health System California Rev	5.375%	11/1/2013 (1)	6,730	7,140
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	638
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,299
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,805
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	435
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/2032 (4)	7,000	7,899
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	2.950%	3/1/2006 (2)	6,000	6,000
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,800
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,290
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,155
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,376
Port of Oakland CA Rev	5.625%	11/1/2011 (3)	9,260	9,906
Port of Oakland CA Rev	5.400%	11/1/2017 (1)	16,705	17,579
Port of Oakland CA Rev	5.500%	11/1/2017 (1)	4,350	4,553
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/2034	12,000	12,623
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	2,650	2,796
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	3,101
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	3,163
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	3,743
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,424
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,353
Sacramento CA County Sanitation Dist. Financing Auth	5.000%	12/1/2035 (2)	15,000	15,781
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/2014 (2)	9,750	10,911
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/2020 (2)	6,785	7,734
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/2019 (2)	6,000	7,108
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/2020 (2)	15,850	19,073
Sacramento County CA Airport Rev	5.250%	7/1/2018 (4)	2,305	2,485
Sacramento County CA Airport Rev	5.250%	7/1/2018 (4)	1,295	1,370
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	5,760	6,024
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,296
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	21,366
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	10,413
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,679
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	2,975
San Diego CA USD GO	5.500%	7/1/2022 (4)	12,790	14,923
San Diego CA USD GO	5.500%	7/1/2023 (1)	8,205	9,598
San Diego CA USD GO	5.500%	7/1/2023 (4)	9,210	10,773
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	11,735
San Diego CA USD GO	5.500%	7/1/2025 (1)	9,000	10,591
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2008 (3)(Prere.)	14,290	14,993
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,393
San Diego County CA COP	5.250%	10/1/2021	1,485	1,560
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	2,101
San Diego County CA COP	5.250%	10/1/2028	2,745	2,866
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,458
San Diego County CA COP	5.375%	10/1/2041	8,545	8,918
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2010 (2)	6,370	7,202
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2011 (2)	7,455	8,626
San Francisco CA City & County International Airport Rev	5.250%	5/1/2016 (1)	4,305	4,641
San Francisco CA City & County International Airport Rev	5.250%	5/1/2018 (1)	4,770	5,134
San Francisco CA City & County International Airport Rev	5.250%	5/1/2019 (1)	5,020	5,403
San Francisco CA City & County International Airport Rev	5.125%	5/1/2020 (1)	6,320	6,598
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2021 (1)	12,385	6,443
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2024 (1)	15,000	6,710
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	18,250	7,877
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2030 (1)	7,000	2,365
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2031 (1)	11,950	3,858
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,272
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,649
San Jose CA Redev. Agency	5.000%	8/1/2018 (1)	1,525	1,618
San Juan CA USD GO	0.000%	8/1/2013 (4)	2,220	1,667
San Juan CA USD GO	0.000%	8/1/2014 (4)	2,610	1,866
San Juan CA USD GO	0.000%	8/1/2016 (4)	2,000	1,294
San Juan CA USD GO	0.000%	8/1/2018 (4)	1,785	1,045
San Juan CA USD GO	0.000%	8/1/2019 (4)	2,210	1,229
San Juan CA USD GO	0.000%	8/1/2020 (4)	4,930	2,617
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2019	2,575	2,753
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2020	1,000	1,069
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2021	2,635	2,829
San Mateo County CA Finance Auth. Rev	6.500%	7/1/2013 (1)	14,560	16,606
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/2021 (1)	3,500	3,847
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,356
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	6,033
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,244
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,612
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	5,963
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	3,840
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2016 (1)	5,345	6,360
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2017 (1)	2,000	2,403
Santa Clara CA Electric Rev	5.250%	7/1/2019 (1)	2,200	2,395
Santa Clara CA Electric Rev	5.250%	7/1/2020 (1)	1,550	1,688
Santa Clara CA Electric Rev	5.000%	7/1/2021 (1)	4,895	5,197
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	7,000	7,585
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2013 (2)	5,050	5,483
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2014 (2)	5,325	5,781
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2015 (2)	5,620	6,102
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006 (2)	11,000	11,141
Santa Monica-Malibu CA USD Rev	0.000%	8/1/2020 (3)	6,715	3,574
Santa Rosa CA Waste Water Rev	6.000%	7/2/2015 (2)	7,000	7,944
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,580	6,351
Solano County CA COP	5.250%	11/1/2019 (1)	3,785	4,108
Solano County CA COP	5.250%	11/1/2021 (1)	3,770	4,067
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/2021 (1)	220	220
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.150%	3/7/2006 (4)	3,300	3,300
Ukiah CA Electric Rev	6.000%	6/1/2008 (1)	2,910	3,008
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,000	7,004
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,630
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	972
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,417
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	958
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	976
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,223
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	1,014
Univ. of California Rev	5.000%	5/15/2018 (4)	3,000	3,230
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	3,947
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	3,000	3,205
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,486
2 Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)	1,790	2,036
2 Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)	1,980	2,283
Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,567
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,906
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,198
West Contra Costa CA USD	0.000%	8/1/2030 (3)	6,235	2,058
West Contra Costa CA USD	0.000%	8/1/2031 (3)	6,670	2,104
West Contra Costa CA USD	0.000%	8/1/2032 (3)	7,650	2,306
West Contra Costa CA USD	0.000%	8/1/2033 (3)	9,780	2,802
West Contra Costa CA USD	0.000%	8/1/2034 (3)	10,270	2,804
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2007 (1)	4,260	4,408
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)	3,530	3,741
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,270
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,266
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,260
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/2009 (1)	5,720	5,960
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	11,405
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	7,522
Puerto Rico GO	5.000%	7/1/2033	7,500	7,699
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	5,500	5,500
Puerto Rico Govt. Dev. Bank VRDO	3.060%	3/7/2006 (1)	3,400	3,400
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2010	5,000	5,289
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	3,600	3,600
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2021 (3)	5,000	5,828
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2022 (3)	12,000	14,017
Puerto Rico Muni. Finance Agency	5.250%	7/1/2019 (11)	2,250	2,541
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	7,000	7,925
Puerto Rico Muni. Finance Agency	5.250%	7/1/2020 (11)	1,300	1,473
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (11)	2,255	2,556
Puerto Rico Muni. Finance Agency	5.250%	7/1/2021 (11)	1,445	1,640
Puerto Rico Muni. Finance Agency	5.250%	8/1/2022 (11)	3,000	3,409
Puerto Rico Muni. Finance Agency	5.250%	8/1/2023 (11)	1,000	1,137
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2033	5,250	5,581
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	17,387
Univ. of Puerto Rico Rev	5.375%	6/1/2030 (1)	14,795	14,950

Total Municipal Bonds (Cost $2,211,797)				2,348,736

Other Assets and Liabilities—Net (0.9%)				21,144

Net Assets (100%)				2,369,880

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security represented 0.2% of net assets.
2 Securities with a value of $4,319,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security. BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occuring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $2,227,191,000. Net unrealized appreciation of investment securities for tax purposes was $121,545,000, consisting of unrealized gains of $123,455,000 on securities that had risen in value since their purchase and $1,910,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,370)	147,832	(35)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard California Intermediate-Term Tax-Exempt Fund Schedule of Investments February 28, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2015 (2)	9,180	10,069
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2014 (1)	10,150	10,795
Alameda County CA (Medical Center) COP	5.250%	6/1/2008 (1)(ETM)	1,965	2,046
Alameda County CA (Medical Center) COP	5.250%	6/1/2009 (1)(ETM)	2,910	3,056
Alameda County CA (Medical Center) COP	5.250%	6/1/2012 (1)(ETM)	1,595	1,673
Alameda County CA (Medical Center) COP	5.250%	6/1/2013 (1)(ETM)	1,785	1,873
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	1,977
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,165
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,162
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	12,080
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	15,329
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,271
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,642
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2014 (4)	2,330	2,549
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2015 (4)	4,010	4,286
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016 (4)	5,000	5,327
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016 (1)	1,915	2,063
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2017 (4)	2,750	2,985
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,000	1,102
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,250	1,377
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	2,235	2,463
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/2013 (2)	11,470	11,785
Burbank CA Public Finance Auth	5.250%	12/1/2012 (2)	3,540	3,888
Burbank CA Public Finance Auth	5.250%	12/1/2013 (2)	4,615	5,105
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2011 (3)	2,465	2,023
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2012 (3)	2,525	1,986
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2013 (3)	2,590	1,950
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2014 (3)	2,655	1,905
California County CA Securitization Agency TOB Convertible Bonds Assets	0.000%	6/1/2021	15,000	11,853
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.000%	2/1/2008 (2)	13,500	13,928
California Dept. of Veteran Affairs Rev	4.950%	12/1/2012	2,375	2,467
California Dept. of Veteran Affairs Rev	5.050%	12/1/2013	4,030	4,192
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/2012 (3)	3,640	3,951
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	420
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	450
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	476
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2009	2,680	2,819
California GO	5.500%	6/1/2006	3,260	3,277
California GO	6.500%	2/1/2008	1,120	1,182
California GO	5.750%	12/1/2009 (3)	11,765	12,731
California GO	5.750%	2/1/2011 (3)	6,500	7,159
California GO	5.000%	6/1/2012	16,280	17,408
California GO	5.400%	12/1/2014 (1)	2,780	2,881
California GO	5.375%	4/1/2015	7,095	7,682
California GO	5.250%	2/1/2018 (1)	5,000	5,623
California GO	5.000%	8/1/2019	30,000	32,068
California GO	5.000%	3/1/2020	55,385	58,936
California GO	5.000%	8/1/2023 (4)	32,120	34,308
California GO VRDO	2.870%	3/1/2006 LOC	13,985	13,985
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2016	2,170	2,266
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2019	1,025	1,062
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2006 (1)(Prere.)	1,505	1,547
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	85	89
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	95	99
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	75	79
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	105	110
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	95	99
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	975	1,022
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,060	1,111
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	905	948
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,170	1,226
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,075	1,127
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2008 (1)	2,230	2,333
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2009 (1)	2,425	2,531
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/2009 (2)	615	628
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2010 (1)	2,080	2,171
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2010 (1)	5,495	5,644
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2011 (1)	2,675	2,792
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2012 (1)	2,465	2,573
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2014	4,000	4,248
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2016	2,000	2,121
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	4,585	4,839
California Health Fac. Finance Auth. Rev. (Children's Hosp.)	6.000%	7/1/2006 (1)	1,000	1,009
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2009 (4)(ETM)	6,290	6,642
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/2009 (1)	7,140	6,299
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2009 (2)(ETM)	10,525	11,100
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2010 (4)(ETM)	5,310	5,620
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2011 (4)(ETM)	7,250	7,674
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2016 (ETM)	5,000	5,276
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2014 (2)	2,280	2,457
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2015 (2)	2,245	2,409
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2016 (2)	2,515	2,689
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2017 (2)	2,630	2,798
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2006 (1)	2,415	2,435
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/2010 (1)	3,570	3,726
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/2009 (2)	4,490	4,870
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014	2,715	2,878
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015	3,000	3,173
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016	6,275	6,612
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2009 (4)	3,500	3,580
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2011 (4)	1,700	1,739
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	3,000	3,138
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	5,410	5,658
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	1,300	1,423
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,935	3,212
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,245	2,457
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2014	2,500	2,700
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2015	3,500	3,774
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2016	4,500	4,838
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2010	1,325	1,385
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2011	1,275	1,337
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2012	2,950	3,126
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2013	2,350	2,478
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2014	2,250	2,408
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2015	2,430	2,598
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2016	3,620	3,859
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2017	3,820	4,066
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	18,000	19,913
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.900%	3/1/2006 (2)	9,000	9,000
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/2014 (1)	17,135	19,657
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	5,000	5,306
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	5,000	5,306
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2020	3,895	4,129
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/2015 (2)	6,655	6,970
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2007	3,600	3,665
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2008	7,085	7,305
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2009	9,000	9,387
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2010	4,000	4,213
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2011	3,500	3,709
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2012	5,000	5,323
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2012 (1)	10,625	11,518
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2014 (1)	4,400	4,544
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2018 (2)	27,790	30,031
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2021	10,000	11,048
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2022	10,000	11,019
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/2008 (2)	5,000	5,403
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/2009 (2)	4,015	4,216
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2016 (1)	4,750	4,970
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2009	10,000	10,576
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2010	3,500	3,753
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2011	7,000	7,591
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2012 (1)	10,000	10,921
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (10)(Prere.)	9,000	9,963
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2013 (2)	16,985	18,910
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2014	12,500	14,136
California State Dept. of Water Resources Power Supply Rev. VRDO	2.910%	3/1/2006 LOC	3,300	3,300
California State Dept. of Water Resources Power Supply Rev. VRDO	2.970%	3/1/2006 LOC	32,000	32,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.030%	3/1/2006 LOC	2,500	2,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.150%	3/7/2006 (4)	15,000	15,000
California State Econ. Recovery Bonds	5.000%	7/1/2009	22,000	23,067
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	28,000	29,916
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	10,000	10,208
California State Econ. Recovery Bonds VRDO	2.900%	3/1/2006 LOC	9,400	9,400
California State Econ. Recovery Bonds VRDO	2.940%	3/1/2006	9,300	9,300
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	5,946
California State Univ. Rev. Systemwide	5.000%	11/1/2022 (2)	21,090	22,578
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/2008	2,000	2,049
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2025	14,975	15,435
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	1,130	1,175
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	770	795
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008 (1)	1,000	1,055
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011 (1)	2,365	2,638
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2011	2,400	2,544
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2012	1,500	1,599
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2013	1,250	1,335
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2022	5,155	5,342
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2024	5,000	5,244
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2025	2,500	2,616
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	1,440	1,463
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/2008	2,500	2,542
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	5,545	5,728
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	8,750	8,501
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,573
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014 (2)	1,610	1,658
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2013	6,920	7,760
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2014	5,335	5,964
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2015	7,780	8,721
California Statewide Community Dev. Auth. Rev. (Republic Services Inc.)	4.950%	12/1/2012	11,500	11,995
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/2015 (2)	4,685	4,878
California Veterans GO	4.850%	12/1/2011	1,750	1,815
California Veterans GO	5.400%	12/1/2014	4,445	4,613
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/2010 (2)	3,095	3,468
Clovis CA USD GO	0.000%	8/1/2007 (3)(ETM)	15,000	14,305
Clovis CA USD GO	0.000%	8/1/2008 (3)(ETM)	14,265	13,136
Clovis CA USD GO	0.000%	8/1/2012 (3)	4,715	3,708
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	2,144
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	4,881
Compton CA USD GO	5.250%	9/1/2015 (1)	1,295	1,420
Compton CA USD GO	5.250%	9/1/2016 (1)	1,460	1,597
Compton CA USD GO	5.250%	9/1/2017 (1)	1,645	1,796
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/2007 (1)	2,000	2,085
Culver City CA Redev. Financing Auth	5.375%	11/1/2016 (4)	3,260	3,526
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2021 (2)	2,145	2,298
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2023 (2)	2,875	3,064
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2024 (2)	3,475	3,693
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2026 (2)	4,480	4,742
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,150	1,285
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,235	1,380
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011	1,330	1,478
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/2013 (1)	5,000	5,358
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/2015 (1)	5,000	5,381
Fremont CA Union High School Dist. GO	5.000%	9/1/2019 (3)	6,000	6,490
Fremont CA Union High School Dist. GO	5.000%	9/1/2020 (3)	2,500	2,696
Fremont CA Union High School Dist. GO	5.000%	9/1/2021 (3)	5,000	5,384
Fremont CA Union High School Dist. GO	5.000%	9/1/2022 (3)	5,000	5,372
Fremont CA Union High School Dist. GO	5.000%	9/1/2023 (3)	1,970	2,110
Fresno CA Airport Rev	6.000%	7/1/2013 (4)	2,975	3,246
Fresno CA Airport Rev	6.000%	7/1/2015 (4)	2,290	2,506
Glendale CA School Dist. GO	5.750%	9/1/2017 (3)	3,790	3,998
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2007 (Prere.)	22,000	22,575
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009 (1)	6,975	7,397
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2010 (2)	1,470	1,563
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2011 (2)	1,665	1,787
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2012 (2)	2,540	2,761
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2013 (2)	1,870	2,045
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.600%	9/2/2015 (2)	2,925	3,023
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.700%	9/2/2016 (2)	3,045	3,148
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2025 (2)	8,645	9,155
Kings River Conservation Dist. California COP	5.000%	5/1/2013	2,315	2,452
Kings River Conservation Dist. California COP	5.000%	5/1/2014	3,500	3,734
Kings River Conservation Dist. California COP	5.000%	5/1/2015	2,000	2,138
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,040	1,146
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,200	1,322
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,380	1,521
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2018	8,665	9,040
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2009 (2)	3,735	4,063
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2010 (2)	3,860	4,273
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2017 (2)	3,670	4,245
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2014 (2)	3,435	3,763
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2014 (2)	2,035	2,162
Long Beach CA Harbor Rev	4.000%	5/15/2008 (3)	6,820	6,879
Long Beach CA Harbor Rev	5.500%	5/15/2008	8,095	8,414
Long Beach CA Harbor Rev	6.000%	5/15/2009 (3)	2,770	2,967
Long Beach CA Harbor Rev	6.000%	5/15/2010 (3)	3,200	3,489
Long Beach CA Harbor Rev	6.000%	5/15/2011 (3)	1,000	1,105
Long Beach CA Harbor Rev	5.000%	5/15/2012 (3)	7,100	7,553
Long Beach CA Harbor Rev	5.750%	5/15/2012	10,050	10,853
Long Beach CA Harbor Rev	6.000%	5/15/2012 (3)	4,000	4,467
Long Beach CA Harbor Rev	6.000%	5/15/2013 (3)	6,700	7,554
Long Beach CA Harbor Rev	6.000%	5/15/2014 (3)	7,405	8,430
Los Angeles CA COP	5.000%	4/1/2014 (2)	1,435	1,541
Los Angeles CA COP	5.000%	4/1/2015 (2)	1,560	1,659
Los Angeles CA COP	5.000%	4/1/2016 (2)	1,725	1,828
Los Angeles CA COP	5.000%	4/1/2018 (2)	1,950	2,052
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	6,250	6,862
Los Angeles CA Community College Dist. GO	5.000%	8/1/2021 (4)	15,000	16,143
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.000%	8/15/2010 (1)	10,975	12,106
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/2011 (1)	1,300	1,466
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2011 (1)	13,255	14,196
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2013 (1)	10,500	11,402
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2009	5,650	5,926
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/2013 (1)(ETM)	3,500	3,677
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015 (1)	4,600	4,951
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2015 (1)(ETM)	10,000	10,475
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2017 (1)(ETM)	7,600	7,962
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2023 (4)	20,605	22,048
Los Angeles CA GO	5.250%	9/1/2012 (3)	2,000	2,198
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2007	3,000	3,053
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2010 (2)	2,750	2,947
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015 (2)	1,625	1,742
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/2012 (3)	7,480	8,080
Los Angeles CA USD GO	5.250%	7/1/2009 (1)(Prere.)	5,175	5,540
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,411
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,411
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	7,159
Los Angeles CA USD GO	5.500%	7/1/2010 (3)(Prere.)	9,160	9,957
Los Angeles CA USD GO	5.500%	7/1/2011 (1)	16,525	18,164
Los Angeles CA USD GO	5.500%	7/1/2012 (1)	5,240	5,822
Los Angeles CA USD GO	6.000%	7/1/2012 (3)	1,470	1,673
Los Angeles CA USD GO	6.000%	7/1/2013 (3)	3,745	4,318
Los Angeles CA USD GO	6.000%	7/1/2014 (3)	1,440	1,675
Los Angeles CA USD GO	5.000%	7/1/2016 (3)	2,000	2,202
Los Angeles CA USD GO	5.000%	7/1/2016 (4)	3,000	3,227
Los Angeles CA USD GO	5.000%	7/1/2017 (4)	5,000	5,358
Los Angeles CA USD GO	5.000%	7/1/2018 (3)	5,000	5,451
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	7,000	7,613
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2011 (2)	2,360	2,660
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2013 (2)	2,760	3,188
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	2,530	2,619
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.000%	7/1/2011 (2)	2,745	3,081
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014 (4)	14,000	15,218
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014 (1)	4,470	4,618
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2016 (4)	8,410	9,045
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2017 (4)	10,000	10,716
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2007 (1)(Prere.)	6,450	6,681
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/2008 (1)	3,555	3,656
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2014 (1)	24,180	26,404
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	9/1/2015 (1)	1,000	1,029
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2015 (4)	10,000	10,948
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2015 (1)	8,540	9,349
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2016 (1)	3,550	3,668
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2016 (4)	4,000	4,465
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2017 (4)	7,000	7,850
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2019 (4)	7,500	8,492
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2023 (1)	2,175	2,320
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2024 (1)	3,095	3,291
Los Angeles County CA Schools COP	0.000%	8/1/2011 (2)	1,945	1,583
Los Angeles County CA Schools COP	0.000%	8/1/2013 (2)	2,010	1,493
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/2013 (1)	1,500	1,602
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/2013 (1)	2,500	2,584
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	2,530	3,036
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008 (ETM)	2,000	2,204
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2012	21,495	23,263
Metro. Water Dist. of Southern California Rev. VRDO	2.840%	3/1/2006	10,500	10,500
Metro. Water Dist. of Southern California Rev. VRDO	3.130%	3/7/2006	21,000	21,000
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017 (1)	3,165	3,375
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/2015 (2)	4,365	4,578
Mojave CA Water Agency COP	5.450%	9/1/2007 (1)(Prere.)	6,150	6,461
Mt. Diablo CA USD GO	5.000%	8/1/2015 (4)	2,110	2,266
Mt. Diablo CA USD GO	5.000%	8/1/2016 (4)	2,210	2,373
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	6,895	7,242
New Haven CA USD GO	12.000%	8/1/2012 (4)	3,440	5,056
New Haven CA USD GO	12.000%	8/1/2015 (4)	2,905	4,760
Newark CA USD GO	0.000%	8/1/2010 (4)	1,000	853
North City West CA Community Dist	6.000%	9/1/2006 (4)	1,600	1,622
North City West CA Community Dist	6.000%	9/1/2007 (4)	1,695	1,751
North City West CA Community Dist	5.750%	9/1/2015 (4)	2,000	2,063
Northern California Power Agency Rev	5.250%	8/1/2015 (2)	2,000	2,112
Oakland CA COP	5.000%	4/1/2011 (2)	1,855	1,982
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2012 (2)	3,000	3,334
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2013 (2)	1,500	1,682
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013 (3)	3,990	4,443
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015 (3)	3,790	4,196
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016 (3)	6,210	6,883
Orange County CA Airport Rev	6.000%	7/1/2006 (1)	9,565	9,646
Orange County CA Airport Rev	5.375%	7/1/2009 (1)	1,950	2,025
Orange County CA Airport Rev	5.000%	7/1/2011 (4)	3,165	3,394
Orange County CA Airport Rev	5.000%	7/1/2017 (4)	1,725	1,839
Orange County CA Airport Rev	5.000%	7/1/2018 (4)	1,500	1,595
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014 (1)	1,415	1,541
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015 (1)	1,485	1,617
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,717
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/2011 (2)	15,445	17,015
Orange County CA Recovery COP	6.000%	7/1/2008 (1)(ETM)	10,980	11,624
Orange County CA Recovery COP	6.000%	6/1/2010 (1)(ETM)	3,800	4,200
Palo Alto CA USD GO	5.000%	8/1/2019 (4)	8,585	9,281
Palomar Pomerado Health System California Rev	5.375%	11/1/2010 (1)	2,670	2,839
Palomar Pomerado Health System California Rev	5.375%	11/1/2012 (1)	7,080	7,512
Pasadena CA Electric Rev	5.000%	6/1/2017 (1)	2,320	2,478
Pasadena CA Electric Rev	5.000%	6/1/2018 (1)	2,535	2,707
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	2.950%	3/1/2006 (2)	5,700	5,700
Pomona CA Single Family Mortgage Rev	7.600%	5/1/2023 (ETM)	13,000	17,009
Port of Oakland CA Rev	5.500%	11/1/2009 (3)	1,000	1,064
Port of Oakland CA Rev	5.375%	11/1/2010 (1)	9,000	9,399
Port of Oakland CA Rev	5.500%	11/1/2010 (3)	8,805	9,415
Port of Oakland CA Rev	5.000%	11/1/2011 (3)	5,160	5,551
Port of Oakland CA Rev	5.500%	11/1/2011 (1)	5,850	6,127
Port of Oakland CA Rev	5.000%	11/1/2012 (3)	2,650	2,869
Port of Oakland CA Rev	5.000%	11/1/2012 (1)	7,020	7,478
Port of Oakland CA Rev	5.250%	11/1/2013 (3)	7,150	7,784
Port of Oakland CA Rev	5.000%	11/1/2014 (1)	8,090	8,541
Port of Oakland CA Rev	5.250%	11/1/2014 (3)	5,000	5,444
Port of Oakland CA Rev	5.250%	11/1/2015 (3)	5,000	5,459
Port of Oakland CA Rev	5.250%	11/1/2016 (3)	6,300	6,867
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/2016 (10)	5,480	6,209
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/2017 (10)	5,855	6,669
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2010 (2)	3,820	4,062
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2015 (2)	2,835	3,077
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2016 (2)	5,100	5,513
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,535
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,534
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,128
Riverside CA Electric Rev	5.375%	10/1/2008 (2)(Prere.)	2,300	2,436
Riverside CA Electric Rev	5.375%	10/1/2013 (2)	3,595	3,803
Riverside County CA Mortgage Rev	8.350%	6/1/2013 (ETM)	6,650	8,464
Roseville CA Water Util. Rev. COP	5.200%	12/1/2015 (3)	5,000	5,191
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2011 (1)	4,730	4,954
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2014 (1)	5,500	5,771
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2015 (1)	5,755	6,039
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/2017 (1)	4,760	4,968
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/2013	2,500	2,787
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/2015	2,500	2,783
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2012 (4)(Prere.)	4,395	4,860
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/2014 (1)	4,170	4,552
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2014 (4)	1,630	1,798
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/2010 (1)	28,000	30,578
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/2012 (1)	2,185	2,373
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/2013 (2)	2,850	2,966
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2013 (4)	1,000	1,083
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2014 (4)	2,500	2,700
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/2015 (1)	8,270	8,609
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/2024 (2)	10,000	11,458
Sacramento County CA Airport Rev	5.000%	7/1/2013 (4)	1,005	1,060
Sacramento County CA Airport Rev	5.250%	7/1/2014 (4)	1,060	1,128
Sacramento County CA Airport Rev	5.250%	7/1/2017 (4)	1,230	1,303
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	5,500	5,752
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2015 (2)	1,235	1,332
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2014 (2)	1,085	1,177
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2015 (2)	1,150	1,249
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2016 (2)	1,215	1,319
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2017 (2)	1,285	1,395
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2018 (2)	1,360	1,477
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014 (1)	5,585	6,077
San Bernardino County CA Medical Center COP	5.500%	8/1/2006 (1)	8,500	8,580
San Bernardino County CA Medical Center COP	5.500%	8/1/2007 (1)	5,000	5,151
San Bernardino County CA Medical Center COP	5.500%	8/1/2017 (1)	5,250	5,813
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	5,000	5,963
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2012 (2)	3,000	3,153
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2014 (2)	5,680	5,983
San Diego CA USD GO	0.000%	7/1/2009 (3)	6,270	5,580
San Diego CA USD GO	0.000%	7/1/2014 (3)	3,400	2,445
San Diego CA USD GO	5.500%	7/1/2017 (1)	2,895	3,296
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,609
San Diego CA USD GO	5.500%	7/1/2020 (1)	11,390	13,200
San Diego CA USD GO	5.500%	7/1/2020 (4)	9,490	10,998
San Diego CA USD GO	5.500%	7/1/2021 (4)	11,470	13,342
San Diego CA USD GO	5.000%	7/1/2026 (4)	9,200	9,785
San Diego CA USD GO	5.000%	7/1/2027 (4)	15,250	16,184
San Diego CA USD GO	5.000%	7/1/2028 (4)	10,000	10,589
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	6,215	6,911
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016 (3)	7,880	8,787
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017 (3)	14,005	15,708
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018 (3)	14,690	16,582
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021 (3)	6,725	7,682
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022 (3)	7,075	8,102
San Diego County CA COP	5.000%	2/1/2022 (2)	2,000	2,124
San Diego County CA COP	5.000%	2/1/2024 (2)	1,500	1,584
San Diego County CA COP	5.000%	2/1/2026 (2)	1,000	1,053
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014 (2)	2,860	3,039
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,059
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/2016 (2)	8,000	8,684
San Francisco CA City & County International Airport Rev	5.500%	5/1/2008 (4)	3,000	3,113
San Francisco CA City & County International Airport Rev	6.250%	5/1/2008 (1)	2,190	2,304
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009 (4)	3,000	3,151
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009 (4)	3,110	3,254
San Francisco CA City & County International Airport Rev	5.500%	5/1/2009 (1)	2,945	3,082
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010 (3)	2,000	2,122
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010 (1)	4,335	4,628
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010 (4)	3,280	3,430
San Francisco CA City & County International Airport Rev	5.500%	5/1/2010 (4)	2,020	2,115
San Francisco CA City & County International Airport Rev	5.250%	5/1/2011 (3)	4,150	4,359
San Francisco CA City & County International Airport Rev	5.000%	5/1/2012 (3)	2,065	2,167
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012 (3)	4,380	4,601
San Francisco CA City & County International Airport Rev	5.500%	5/1/2012 (4)	3,650	3,808
San Francisco CA City & County International Airport Rev	5.000%	5/1/2013 (3)	2,230	2,334
San Francisco CA City & County International Airport Rev	5.250%	5/1/2013 (1)	2,430	2,645
San Francisco CA City & County International Airport Rev	5.250%	5/1/2013 (2)	3,570	3,707
San Francisco CA City & County International Airport Rev	5.000%	5/1/2014 (3)	2,340	2,441
San Francisco CA City & County International Airport Rev	5.250%	5/1/2014 (1)	3,185	3,450
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014 (4)	4,065	4,241
San Francisco CA City & County International Airport Rev	5.250%	5/1/2015 (1)	4,015	4,339
San Francisco CA City & County Redev. Agency Community Fac. Rev. (Hunters Point) VRDO	3.170%	3/7/2006 LOC	5,000	5,000
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/2016 (4)	3,270	3,473
San Francisco CA City & County Water Rev	5.000%	11/1/2017 (1)	4,865	5,215
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2011 (1)	7,140	5,984
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2014 (1)	5,500	4,034
San Jose CA Airport Rev	5.375%	3/1/2013 (4)	4,945	5,442
San Jose CA Airport Rev	5.375%	3/1/2014 (4)	7,550	8,266
San Jose CA Airport Rev	5.375%	3/1/2015 (4)	7,950	8,700
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/2013 (1)	9,570	10,213
San Jose CA Redev. Agency	5.250%	8/1/2013 (1)	5,000	5,518
San Jose CA Redev. Agency	5.250%	8/1/2014 (1)	5,000	5,540
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,540	2,760
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,790	3,032
San Juan CA USD GO	5.500%	8/1/2012 (3)	1,930	2,106
San Juan CA USD GO	5.500%	8/1/2013 (3)	1,950	2,123
San Juan CA USD GO	5.600%	8/1/2014 (3)	2,685	2,935
San Juan CA USD GO	5.600%	8/1/2015 (3)	2,745	3,000
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2012	1,000	1,051
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2015	2,045	2,163
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2016	2,225	2,362
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010 (3)	1,200	1,020
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012 (3)	1,180	925
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013 (3)	1,715	1,286
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014 (3)	1,500	1,072
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,427
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,656
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2009 (4)(Prere.)	1,865	1,993
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2009 (4)(Prere.)	4,275	4,569
San Ramon Valley CA USD GO	0.000%	7/1/2007 (3)	3,950	3,778
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/2018 (3)	2,685	2,858
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2009 (1)	3,040	3,229
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2010 (1)	1,600	1,703
Santa Barbara County CA COP	5.250%	12/1/2012 (2)	1,000	1,095
Santa Barbara County CA COP	5.250%	12/1/2013 (2)	2,355	2,585
Santa Barbara County CA COP	5.250%	12/1/2015 (2)	1,065	1,168
Santa Barbara County CA COP	5.250%	12/1/2016 (2)	1,760	1,927
Santa Clara CA Electric Rev	5.250%	7/1/2017 (1)	1,475	1,606
Santa Clara CA Electric Rev	5.250%	7/1/2018 (1)	1,720	1,873
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2010 (2)	4,500	5,308
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2011 (2)	4,535	4,930
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2011 (2)	1,000	1,211
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2012 (2)	4,785	5,205
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006 (2)	14,000	14,180
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2008 (2)	3,345	3,498
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2009 (2)	3,860	4,038
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2009 (1)	2,000	2,242
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2010 (2)	2,245	2,348
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2010 (1)	4,630	5,329
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2008 (1)	5,610	6,081
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2009 (1)	5,000	5,572
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2010 (1)	3,300	3,769
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2011 (1)	3,490	4,081
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/2012 (4)	5,605	5,984
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/2013 (2)	2,290	2,403
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/2013 (4)	3,500	3,902
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015 (4)	1,855	1,992
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016 (4)	1,930	2,072
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017 (4)	2,015	2,155
Temecula Valley CA USD	6.000%	8/1/2008 (4)	1,370	1,454
Tri-City CA Hosp. Dist	5.500%	2/15/2008 (1)	3,805	3,887
Tri-City CA Hosp. Dist	5.500%	2/15/2009 (1)	2,665	2,723
Tri-City CA Hosp. Dist	5.625%	2/15/2011 (1)	2,970	3,034
Tri-City CA Hosp. Dist	5.625%	2/15/2012 (1)	1,880	1,921
Tulare County CA COP	5.000%	8/15/2015 (1)	6,460	7,053
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2013	1,000	1,046
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2013 (3)	3,150	3,337
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2014	8,485	8,874
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	4,290	4,601
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,842
Ventura County CA COP Public Finance Auth	5.375%	8/15/2013 (4)	4,320	4,587
Ventura County CA Community College Dist. GO	5.000%	8/1/2016 (1)	3,100	3,351
Ventura County CA Community College Dist. GO	5.000%	8/1/2017 (1)	2,300	2,466
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,350	1,488
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,695	1,868
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,455	1,603
Vista CA USD GO	5.375%	8/1/2015 (4)	150	164
Vista CA USD GO	5.375%	8/1/2016 (4)	190	209
Vista CA USD GO	5.375%	8/1/2017 (4)	160	175
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/2008 (1)	4,915	5,069
Guam International Airport Auth. Rev	5.000%	10/1/2010 (1)	6,050	6,354
Guam International Airport Auth. Rev	5.000%	10/1/2011 (1)	6,400	6,759
Puerto Rico Aqueduct & Sewer Auth. Rev	6.000%	7/1/2009 (1)	5,250	5,671
Puerto Rico Aqueduct & Sewer Auth. Rev	6.250%	7/1/2012 (1)	1,000	1,147
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2010	7,500	7,860
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010 (4)(Prere.)	4,000	4,390
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010 (4)(Prere.)	2,700	2,964
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2011	12,500	13,175
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2011 (4)	6,050	6,575
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/2012 (1)	8,235	9,341
Puerto Rico GO	4.000%	7/1/2007 (ETM)	555	560
Puerto Rico GO	4.000%	7/1/2007	3,510	3,529
Puerto Rico GO	5.000%	7/1/2008 (ETM)	500	518
Puerto Rico GO	6.500%	7/1/2011 (1)	2,500	2,855
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/2006	2,236	2,236
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	7,000	7,000
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2013 (1)	2,250	2,474
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	20,600	20,600
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.450%	6/1/2027	5,100	5,107
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2023 (3)	5,835	6,826
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2023 (2)	12,670	14,821
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	19,182
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	13,560	14,687
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	7,750	8,394
Puerto Rico Muni. Finance Agency	5.000%	7/1/2014 (11)	1,360	1,475
Puerto Rico Muni. Finance Agency	5.250%	7/1/2016 (11)	1,400	1,560
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	16,310	18,273
Puerto Rico Muni. Finance Agency	5.250%	7/1/2018 (11)	1,000	1,124
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	20,000	21,734
Univ. of Puerto Rico Rev	5.750%	6/1/2012 (1)	2,000	2,178
Univ. of Puerto Rico Rev	5.200%	6/1/2016 (1)	1,215	1,297
Univ. of Puerto Rico Rev	5.750%	6/1/2016 (1)	1,000	1,090
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2007	1,500	1,535
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2015	2,200	2,387

Total Municipal Bonds
(Cost $2,910,665)				2,964,632

Other Assets and Liabilities—Net (1.0%)				29,228

Net Assets (100%)				2,993,860

1 Securities with a value of $7,524,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $2,920,274,000. Net unrealized appreciation of investment securities for tax purposes was $44,358,000, consisting of unrealized gains of $53,659,000 on securities that had risen in value since their purchase and $9,301,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(825)	$86,780	($23)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.